SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 7:-	SEGEMENT REPORTING

Segment information is prepared on the same basis that the Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, manages the business, makes business decisions and assesses performance. The Company has one operating and reportable segment specializing in the development of intranasal drugs to treat emergency medical conditions, as described in Note 1(a). All of the Company’s assets are located in Israel.

The CODM assesses performance for this segment and decides how to allocate resources based on net loss. The measure of segment assets is reported on the balance sheet as cash and cash equivalents. The Chief Executive Officer performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor actual results.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the six-months ended June 30, 2025 and 2024.

	Six Months Ended June 30
	2025	2024

Significant segment expenses:
Payroll and payroll related (*)	132	37
Subcontractors and consultants (*)	228	261
Professional services (*)	130	120
Other	265	151
Other segment items:
Share-based compensation	150	5
Loss (income) from change in fair value of convertible securities	326	379
Interest expense	-	18
Other expense, net	51	5
Deferred issuance costs	(88)	(91)
Net loss (income) from discontinued operations	58	(14)
Net loss	$1,252	$871

(*)	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

NOTE 10:-	SEGMENT REPORTING

Segment information is prepared on the same basis that the Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, manages the business, makes business decisions and assesses performance. The Company has one operating and reportable segment specializing in the development of intranasal drugs to treat emergency medical conditions, as described in Note 1(a). All of the Company’s assets are located in Israel.

The CODM assesses performance for this segment and decides how to allocate resources based on net loss. The measure of segment assets is reported on the balance sheet as cash and cash equivalents. The Chief Executive Officer performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor actual results.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Significant segment expenses
Payroll and payroll related (*)	$77	$62
Subcontractors and consultants (*)	444	737
Professional services (*)	583	142
Other	224	167
Other segment items:
Share-based compensation	10	39
Loss (income) from change in fair value of convertible securities	443	(219)
Interest expense	29	49
Other expense, net	2	28
Deferred issuance costs	(260)	-
Net loss (income) from discontinued operations	(20)	46
Net loss	$(1,532)	$(1,051)

(*)	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.